Provision for Employee Benefits	12 Months Ended
Dec. 31, 2023
Provision for Employee Benefits [Abstract]
PROVISION FOR EMPLOYEE BENEFITS
18.	PROVISION FOR EMPLOYEE BENEFITS

Prior to March 30, 2022, the Company had a retired benefit plan (“Plan A”), another plan (“Plan B”) was established in 2022, both plans are based on the requirements of the Thailand Labor Protection Act B.E.2541 (1988) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. The plan asset is unfunded and the Company will pay benefits when needed.

According to IAS 19 (Revised 2017), the use of Projected Unit Credit (PUC) Cost Method is required in order to determine the actuarial liability based on past service and expected future salary. Thus, the actuarially acceptable assumptions on salary scale are needed. Actuarial assumptions on other components of the benefit formulas are also required to measure the obligation such as demographic assumptions and financial assumptions. All of these assumptions are important because they are directly related to a possibility of actuarial gains and losses. Moreover, the obligations are measured on a discounted basis because they may be settled many years after the employees render the related service.

The following assumptions have been adopted for Plan A’s actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as follows.

Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	17%	24%
31-40	8%	16%
41-50	6%	13%
Above 50	0%	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 2.85% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2023. Duration (or single weighted average remaining time to retire) is 20.31 years.

2.	Salary Increase Rate: 1.70% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of Plan A’s retired benefit obligation:

	As of December 31,
	2023	2022
Defined benefit obligations at January 1,	$4,827,800	$5,827,355
Transfer to R&I	-	(19,304)
Benefits paid during the year	(578,457)	(922,305)
Current service costs	442,700	459,975
Interest	121,651	110,483
Past service cost and gain on settlement	37,677	155,697
Actuarial gain (loss)	3,431	(559,544)
Exchange differences	55,265	(224,557)
Defined benefit obligations at December 31,	$4,910,067	$4,827,800

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

For the year ended December 31, 2023

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,526,095	$(383,972)	-7.82	-1	$5,354,805	$444,737	9.06
Salary Increase Rate	1	5,197,550	287,483	5.86	-1	4,658,682	(251,385)	-5.12
Turnover Rate	1	4,749,274	(160,793)	-3.27	-1	4,961,641	51,574	1.05
Life Expectancy	+1 Year	4,920,291	10,224	0.21	-1 Year	4,899,921	(10,146)	-0.21

For the year ended December 31, 2022

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,500,166	$(327,634)	-6.79	-1	$5,201,435	$373,635	7.74
Salary Increase Rate	1	5,064,621	236,821	4.91	-1	4,617,667	(210,133)	-4.35
Turnover Rate	1	4,683,817	(143,983)	-2.98	-1	4,871,730	43,930	0.91
Life Expectancy	+1 Year	4,837,009	9,207	0.19	-1 Year	4,818,657	(9,143)	-0.19

For the year ended December 31, 2021

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,406,718	$(412,414)	-7.09	-1	$6,291,799	$472,667	8.12
Salary Increase Rate	1	6,141,412	322,280	5.54	-1	5,534,865	(284,267)	-4.89
Turnover Rate	1	5,596,605	(222,526)	-3.82	-1	5,905,978	86,846	1.49
Life Expectancy	+1 Year	5,832,121	12,989	0.22	-1 Year	5,806,228	(12,904)	-0.22

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2024	$362,284
2025	321,130
2026	276,878
2027	360,796
2028	248,829
2029	252,801
2030	356,732
2031	548,682
2032	253,819
2033	212,944
2034-2048	13,008,757
>2048	8,081,234

The following assumptions have been adopted for Plan B’s actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as follows.

Age Group (Years)	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	24%
31-40	16%
41-50	13%
Above 50	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 3.03% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2023. Duration (or single weighted average remaining time to retire) is 26.48 years.

2.	Salary Increase Rate: 1.70% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of Plan B’s retired benefit obligation:

	As of December 31,
	2023	2022
Defined benefit obligations at January 1,	$21,814	$-
Transfer from GF Cash (CIT)	-	19,304
Benefits paid during the year	(2,884)	-
Current service costs	4,876	1,971
Interest	607	285
Past service cost and loss on settlement	2,491	-
Actuarial loss	(1,298)	-
Exchange differences	309	254
Defined benefit obligations at December 31,	$25,915	$21,814

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

For the year ended December 31, 2023

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$23,156	$(2,760)	-10.65	-1	$29,123	$3,208	12.38
Salary Increase Rate	1	28,622	2,707	10.45	-1	23,565	(2,351)	-9.07
Turnover Rate	1	24,032	(1,883)	-7.27	-1	26,976	1,061	4.09
Life Expectancy	+1 Year	26,000	84	0.32	-1 Year	25,832	(84)	-0.32

For the year ended December 31, 2022

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$19,346	$(2,469)	-11.32	-1	$24,710	$2,896	13.27
Salary Increase Rate	1	24,176	2,362	10.83	-1	19,782	(2,032)	-9.32
Turnover Rate	1	20,142	(1,672)	-7.67	-1	22,799	985	4.51
Life Expectancy	+1 Year	21,887	73	0.33	-1 Year	21,742	(72)	-0.33

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2024	$-
2025	-
2026	-
2027	-
2028	-
2029	-
2030	-
2031	-
2032	-
2033	-
2034-2048	311,388
>2048	286,118